Trust Agreement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Trust Agreement [Abstract]
Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Schedule Of Brokerage And Custodial Fees

	Three months ending September 30,		Nine months ending September 30,
	2018	2017	2018	2017

Brokerage fees	$ 2,415,223	$ 3,037,123	$ 7,668,787	$ 9,446,315
Custodial fees	-	4	-	18

Total	$ 2,415,223	$ 3,037,127	$ 7,668,787	$ 9,446,333

	2017	2016	2015

Brokerage fees	$ 12,462,234	$ 13,188,941	$ 13,566,607
Custodial fees	18	46	131

Total	$ 12,462,252	$ 13,188,987	$ 13,566,738

Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5